Note 9 - Debt - Draws (Payments) On Notes (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Sep. 15, 2017	Dec. 31, 2018
Amount drawn	$ 39,280	$ 41,769
Interest		86.00%
Amount settled	$ (38,162)	$ (41,589)
Amounts forgiven		(180)
First Crede Note [Member]
Amount drawn		$ 17,500
Interest		11.00%
Amount settled		$ (17,500)
Amounts forgiven
Second Crede Note [Member]
Amount drawn		$ 24,269
Interest		75.00%
Amount settled		$ (24,089)
Amounts forgiven		$ (180)